Other Financing Arrangements - Schedule of Other Financing Arrangements (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Other financing arrangements	$ 879,468,000	$ 513,771,000
Deferred financing fees	(13,700,000)	(5,300,000)
Other financing arrangements	865,800,000	508,500,000
Current portion of other financing arrangements	(64,100,000)	(134,600,000)
Other financing arrangements	$ 801,700,000	$ 373,900,000